EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
EQUITY METHOD INVESTMENT
EQUITY METHOD INVESTMENT

4.EQUITY METHOD INVESTMENT

On October 30, 2020, the Company entered into a securities purchase agreement to purchase 28% of the common units of Premier Pools & Spas for $25.4 million. On August 6, 2021, the Company entered into a securities purchase agreement, together with Premier Holdco LLC, Premier Pools Management Corp. Holdco, Premier Franchise Management Holdco, PFC Holdco, and PPSF, LLC, pursuant to which Premier Group Holdings Inc., an affiliate of Wynnchurch Capital, L.P., acquired 29.8% of the common units of Premier Pools & Spas in aggregate from all sellers, including the Company. Sellers who were not related parties of Wynnchurch Capital, L.P. or the Company determined the purchase price per common unit paid by Premier Group Holdings Inc., indicating the amount paid for the common units of Premier Pools & Spas reflects the price that would be paid in an arm's-length transaction. As a result of the transaction, the Company received cash proceeds of $6.8 million and recorded a gain on the sale of equity method investment of $3.9 million, which was recorded within other (income) expense, net on the condensed consolidated statements of operations during the three fiscal quarters ended October 2, 2021.

The Company’s post-sale ownership interest in Premier Pools & Spas is 20.1%. The Company concluded, both before and after the sale of common units on August 6, 2021, that it holds common stock of Premier Pools & Spas and has the ability to exercise significant influence over Premier Pools & Spas but does not have a controlling financial interest. Accordingly, the Company accounts for this investment using the equity method of accounting. The Company’s proportionate share of the earnings or losses of the investee are reported as a separate line in the condensed consolidated statements of operations.

Premier Pools & Spas is a holding company for its manufacturing and franchising companies including PFC LLC, Premier Franchise Management LLC, Premier Pools Management LLC, and Premier Fiberglass LLC (the “Premier Companies”). The Premier Companies are a leading swimming pool-building brand that uses its franchisee network to sell and install pools around the United States.

In connection with Latham’s Investment in Premier Pools & Spas, the Company entered into an exclusive supply agreement with Premier Pools & Spas, the Premier Companies, and Premier Pools & Spas’ franchisees (“Premier Franchisees”) (together, the “Customer”). Premier Pools & Spas does not consolidate the operations of the Premier Franchisees. Per the supply agreement, Latham is the exclusive supplier of the Premier Franchisees for specific pool and pool products. These products include fiberglass products and package pool products. The initial term of the supply agreement is ten years.

For the first three years of the supply agreement, the Customer is entitled to a low-teens percentage rebate for all fiberglass pools sold and an additional growth rebate of a low single-digit to low-teens percentage based on year over year sales growth on fiberglass pools (the “Rebates”). The Rebates will be paid directly to Premier Pools Management Corp. Holdco.

As of October 2, 2021, the Company’s carrying amount for the equity method investment in Premier Pools & Spas was $22.0 million. During the three fiscal quarters ended October 2, 2021, Premier Pools & Spas paid the Company dividends of $2.2 million that are presented on the condensed consolidated statement of cash flows as distribution received from equity method investment of $1.8 million and return of equity method investment of $0.4 million, respectively. The Company has elected a three-month financial reporting lag. The Company recorded its interest in net earnings of Premier Pools & Spas $1.8 million for the three fiscal quarters ended October 2, 2021, along with a basis difference adjustment of $0.2 million.

4.EQUITY METHOD INVESTMENT

On October 30, 2020, the Company entered into a securities purchase agreement to purchase 28% of the common units of Premier Pools & Spas for $25.4 million. The Company concluded that it holds common stock of Premier Pools & Spas and has the ability to exercise significant influence over Premier Pools & Spas, but does not have a controlling financial interest. Accordingly, the Company accounts for this investment using the equity method of accounting. The Company’s proportionate share of the earnings or losses of the investee are reported as a separate line in the consolidated statements of operations.

Premier Pools & Spas is a holding company for its manufacturing and franchising companies including PFC LLC, Premier Franchise Management LLC, Premier Pools Management LLC, and Premier Fiberglass LLC (the “Premier Companies”). The Premier Companies are a leading swimming pool-building brand that uses its franchisee network to sell and install pools around the United States.

In connection with Latham’s Investment in Premier Pools & Spas, the Company entered into an exclusive supply agreement with Premier Pools & Spas, the Premier Companies, and Premier Pools & Spas’ franchisees (“Premier Franchisees”) (together, the “Customer”). PremierPools & Spas does not consolidate the operations of the Premier Franchisees. Per the supply agreement, Latham is the exclusive supplier of the Premier Franchisees for specific pool and pool products. These products include fiberglass products and package pool products. The initial term of the supply agreement is ten years.

For the first three years of the supply agreement, the Customer is entitled to a low-teens percentage rebate for all fiberglass pools sold and an additional growth rebate of a low single-digit to low-teens percentage based on year over year sales growth on fiberglass pools (the “Rebates”). The Rebates will be paid directly to Premier Pools Management Corp. Holdco.

As of December 31, 2020, the Company’s carrying amount for the equity method investment in Premier Pools & Spas was $25.4 million. Because of the three-month financial reporting lag, the Company did not record any earnings from its interest in Premier Pools & Spas’ earnings for the year ended December 31, 2020. The Company will begin to record its interest in the net earnings of Premier Pools & Spas, along with adjustments for amortization of basis differences and any investee capital transactions, during the fiscal quarter ended April 3, 2021.